Background: (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Impairment of investment in other company					$ 1,439
Operating loss	$ (924)	$ (1,848)	$ (2,134)	$ (1,848)	(12,256)
Loss from continuing operations	1,609	728	(120)	728	(16,933)
Net loss including portion attributable to noncontrolling interest	1,749	1,139	99	(710)	(19,392)	(13,264)
Net loss attributable to FC Global Realty Incorporated	$ 1,750	$ 1,139	$ 101	$ (710)	$ (19,384)	$ (13,264)
Basic EPS: Continuing operations	$ 0.08	$ 0.12	$ (0.15)	$ 0.14	$ (3.07)
Basic and diluted net loss per share	$ 0.09	$ 0.19	$ (0.14)	$ (0.07)	$ (3.52)	$ (3.18)
Comprehensive loss	$ 1,746	$ 1,315	$ 118	$ 2,589	$ (15,967)	$ (16,074)
Previously Reported [Member]
Impairment of investment in other company					862
Operating loss					(11,679)
Loss from continuing operations					(16,356)
Net loss including portion attributable to noncontrolling interest					(18,815)
Net loss attributable to FC Global Realty Incorporated					$ (18,807)
Basic EPS: Continuing operations					$ (2.96)
Basic and diluted net loss per share					$ (3.41)
Comprehensive loss					$ (15,390)
Adjustment [Member]
Impairment of investment in other company					577
Operating loss					(577)
Loss from continuing operations					(577)
Net loss including portion attributable to noncontrolling interest					(577)
Net loss attributable to FC Global Realty Incorporated					$ (577)
Basic EPS: Continuing operations					$ (0.11)
Basic and diluted net loss per share					$ (0.11)
Comprehensive loss					$ (577)